Risk management	12 Months Ended
Dec. 31, 2021
Risk management
Risk management

30.         Risk management

30.1       Exchange rate risk

The Ecopetrol Business Group operates mainly in Colombia and makes sales in the local and international markets, for that reason, it is exposed to exchange rate risk.

As of December 31, 2021, the Colombian peso depreciated 15.98%, going from a closing rate as of December 31, 2020 of COP$3,432.50 to COP$3,981.16 pesos per dollar.

When the Colombian peso depreciates, export earnings, when converted to pesos, increase, and imports and external debt service become more expensive.

The balance of financial assets and liabilities denominated in foreign currency for the years ended December 31, is presented in the following table:

(in USD$Million)	2021	2020
Cash and cash equivalents	388	197
Other financial assets	408	1,164
Trade receivables and payables, net	423	203
Loans and borrowings	(15,514)	(11,814)
Other assets and liabilities, net	702	277
Net liability position	(13,593)	(9,973)

Of the total net position, USD$(13,306) million correspond to net liabilities of companies with the Colombian peso as its functional currency, of which USD$(13,180) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange rate difference valuation of the remaining net liabilities for USD$(126) million affect the profit or loss. Likewise, USD$(287) million of the net position correspond to monetary assets and liabilities of Ecopetrol Business Group companies with a functional currency different from the Colombian peso, whose valuation is recognized in profit or loss.

30.2    Sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2021:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	16,432	524,727
5%	82,161	2,623,635

30.3    Cash flow hedge for future exports

In order to present on financial statements, the effect of the natural hedge between exports and debt, and considering that the exchange rate risk materializes when the exports are made, on October 1, 2015, the Board of Directors designated the amount of USD$5,440 million of Ecopetrol’s foreign currency debt as a hedge instrument of future revenue from crude oil exports, for the period 2015–2023. In 2021, USD$3,672 million were additionally designated as a hedging instrument for its future income from crude oil exports, for the period 2022-2026; in accordance with IFRS 9 – Financial Instruments.

The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2021, and 2020:

(US$Million)	2021	2020
Hedging instrument at the beginning of the period	1,300	1,300
Reassignment of hedging instruments	675	1,230
Realization of exports	(675)	(1,230)
Designation of new coverage	3,672	—
Hedging instrument at the end of the period	4,972	1,300

The following is the movement in other comprehensive income for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Opening balance	(136,470)	(135,748)	(374,079)
Exchange difference	(1,533,743)	(201,967)	(35,607)
Reclassification to profit or loss	249,978	193,374	386,773
Ineffectiveness	24,496	9,779	5,173
Deferred income tax	450,492	(1,908)	(118,008)
Closing balance	(945,247)	(136,470)	(135,748)

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2022	(1,426,676)	(499,337)	(927,339)
2023	121,948	42,682	79,266
2024	(118,164)	(41,357)	(76,807)
2025	(73,332)	(25,666)	(47,666)
2026	41,998	14,699	27,299
	(1,454,226)	(508,979)	(945,247)

30.4    Hedge of a net investment in a foreign operation

The Board of Directors approved the application of net investment hedge accounting from June 8, 2016. The measure is intended to reduce the volatility of non–operating income due to exchange rate variations. The net investment hedge will be applied on a portion of the Ecopetrol Business Group’s investments in foreign operations, in this case on investments in subsidiaries which have the U.S. dollar as their functional currency, using a portion of the Ecopetrol Business Group’s U.S. dollar denominated debt as the hedging instrument.

Ecopetrol designated as the hedged item the net investments in Oleoducto Central S.A. (Ocensa), Ecopetrol América LLC., Hocol Petroleum Ltd, (HPL) and Refinería de Cartagena S.A.S. (Reficar) and as a hedging instrument a portion of its debt denominated in US dollars, in a total amount equivalent to USD$5,200 million.

During 2021 Ecopetrol expanded this hedge for USD$1,229 million to add a greater amount of designation for Refinería de Cartagena. In 2021, also capital payments of USD$270 million were made (June USD$163 and December USD$107 million). The total hedged balance as of December 31, 2021, is USD$8,208 million (2020: USD$7,475).

Additionally, ISA Colombia made a net investment hedge on the investments in the companies REP, ISA Perú, CTM and PDI for a value of USD$330 million. The hedging instrument corresponds to a green international bond issued on November 26, 2021.

The following is the movement in other comprehensive income attributable to owners of parent for the years ended December 31:

	2021	2020	2019
Opening balance	1,494,926	1,130,583	1,069,316
Exchange difference	4,577,887	520,490	87,524
Deferred income tax	(1,708,348)	(156,147)	(26,257)
Closing balance	4,364,465	1,494,926	1,130,583

30.5    Hedging with financial derivatives

In 2020, Ecopetrol carries out non-delivery forward operations for the sale of dollars in order to mitigate the volatility of the exchange rate in the cash flow required for the Company's operations for around USD$420 million, during the year 2021 Ecopetrol did not sign contracts for this type of operation.

The ISA Group has hedges with derivative financial instruments – CCS (Cross Currency Swaps) and IRS (Interest Rate Swap) to hedge exchange rates. These hedges are recognized as cash flow hedges.

Company	Derivative instrument	2021	2020
Red de Energía del Perú (1)	Cross currency swap	106,333	—
Intervial Chile (2)	Cross currency swap	30,769	—
Ruta del Maipo (3)	Cross currency swap	11,042	—
		148,144	—
(1)	The company designated these derivative instruments as cash flow hedges, to mitigate exposure to exchange rate volatility of interest payments in Peruvian sol of the First Issue Series A and First Issue Series B of the Third Corporate Bond Program, considering that its functional currency is the US dollar.
(2)	In 2021, a UF currency hedging operation was subscribed as a debt strategy in Chilean pesos.
(3)	The subsidiary has a cross currency swap as a hedging instrument, the purpose of which is to reduce exposure to changes in future cash flows due to changes in the exchange rate that affect the bond held by the entity in US dollars and the UF variation due to future flows from toll collections.

Additionally, the ISA Group has forward derivatives USD/BRL to mitigate the exchange risk for commitments in dollars with suppliers of the IE Jaguar 07 project, as of December 31, 2021, the balance corresponds to $13,019 (asset position).

30.6    Commodity price risk

The price risk of raw materials is associated with Ecopetrol Business Group’s operations, both exports and imports of crude oil, natural gas and refined products. In order to mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

Ecopetrol Business Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management. The main purpose of the strategic hedging program is to protect the Group’s consolidated financial statements from the volatility of market variables in each period of time, to protect income and thus cash flow. On the other hand, tactical hedges allow to capture value in trading operations and Asset Backed Trading (ABT), thereby mitigating the market risk of specific operations.

The following is the detail of the operations during 2021:

The commitments in physical spots and term contracts in the commercialization activity represent an exposure to the price risk of commodities, in particular the risk associated with the volatility of the price of crude oil and refined products. Although said exposure is part of the natural risk of the production, refining and commercialization activity carried out by Ecopetrol, in order to maximize value capture, Ecopetrol can concentrate the risk exposure in terms of time and/or indicator that differs from the Company’s natural price risk profile.

Swaps operations for 27.5 MMBLS to mitigate risks associated with storage marketing strategies, anticipated purchases of raw materials, supply to refineries and international sales delivered at the destination port expired last year.

As of the date of this report, Ecopetrol Business Group has in its liability a net swap position of $34,395 (2020: net asset position $7,572). These derivative operations are recognized under cash flow hedge accounting.

30.7       Credit risk

Credit risk is the risk that the Ecopetrol Business Group may suffer financial losses because of default of: (a) payments by its clients for the sale of crude oil, gas, products or services; (b) financial institutions in which it keeps investments, or (c) by counterparties with which it has contracted financial instruments.

Credit risk related to customers

In the selling process of crude oil, gas, refined products and petrochemicals, and transport services, the Ecopetrol Business Group may be exposed to credit risk in the event that customers fail to fulfill their payment obligations. The Ecopetrol Business Group’s risk management strategy has designed mechanisms and procedures that aim to minimize such events, thus safeguarding the Ecopetrol Business Group’s cash flow.

The Ecopetrol Business Group performs a continuous analysis of the financial strength of its counterparties, by classifying them according to their risk level and financial guarantees in the event of a default of payments. Similarly, the Ecopetrol Business Group continuously monitors national and international market conditions for early alerts of major changes that may have an impact on the timely payment of obligations from customers.

For the receivables that are considered exposed to credit risk, Ecopetrol Business Group make individual analysis of each customer’s situation to determine the value of impairment to recognize in financial statements. The Ecopetrol Business Group performs administrative and legal actions required to recover amounts past due and charges interest from customers that fail to comply with payment policies.

An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2021, and 2020 is as follows:

	2021	2020
Less than 3 months overdue	332,249	56,144
Between 3 and 6 months overdue	7,103	1,270
More than 6 months overdue	4,418	301,858
	343,770	359,272

Credit risk in financial assets

Following the promulgation of Decree 1525 of 2008, which provides general rules on investments for public entities, Ecopetrol’s management established guidelines for its investment portfolios. These guidelines determine that investments in Ecopetrol’s U.S. dollar portfolios are generally limited to investments of cash excess in fixed–income securities issued by entities rated A or higher in the long term and A1/P1/F1 or higher in the short term (international scale) by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings.

In addition, Ecopetrol may also invest in securities issued or guaranteed by the United States of America or Colombia governments, without regard to the ratings assigned to such securities. In Ecopetrol’s Colombian Peso portfolio, it must invest the cash excess in fixed–income securities of issuers rated AAA in the long term, and F1+/BRC1+ in the short term (local scale) by Fitch Ratings Colombia or BRC Standard & Poor’s. Likewise, the Company may also invest in securities issued or guaranteed by the national government without qualification restrictions.

In order to diversify the risk in the  Colombian Peso portfolio, Ecopetrol does not invest more than 10% of the cash excess in one specific issuer. In the case of the U.S. dollar portfolio, Ecopetrol does not invest more than 5% of the cash excess in one specific issuer in the short term (up to one year), or 1% in the long term.

The credit rating of issuers and counterparties in transactions involving financial instruments is disclosed in Note 6 – Cash and cash equivalents, Note 9 – Other financial assets and Note 22 – Provisions for employees’ benefits.

30.8       Interest rate risk

Interest rate risk arises from Ecopetrol’s exposure to changes in interest rates because the Ecopetrol Business Group has investments in fixed and floating–rate instruments and has issued floating rate debt linked to LIBOR, DTF and CPI interest rates. Thus, interest rate volatility may affect the fair value and cash flows of the Ecopetrol Business Group’s investments and the financial expense of floating rate loans and financing.

As of December 31, 2021, 25.7% (2020, 16% and 2019, 17%) of the Ecopetrol Business Group’s indebtedness is linked to floating interest rates. As a result, if market interest rates rise, financing expenses will increase, which could have an adverse effect on the results of operations.

Ecopetrol controls the exposure to interest rate risk by establishing limits to the portfolio  duration, Value at Risk – VAR and tracking error.

Autonomous equities linked to Ecopetrol’s pension obligations are also exposed to changes in interest rate, as they include fixed and floating rate instruments that are recognized according to the mark to market. Colombian regulation for pension funds, as stipulated in the Decree 941 of 2002 and Decree 1861 of 2012, indicates that they must follow the same regime as the regular obligatory pension funds in their moderate portfolio.

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets	Liabilities	Plan Assets
+100 basis points	(22,082)	603,559	(499,144)
–100 basis points	22,082	(569,008)	508,441

A sensitivity analysis of discount rates on pension plan assets and liabilities is disclosed in Note 22 – Provisions for employees’ benefits.

30.9       Liquidity risk

The ability to access credit and capital markets to obtain resources for the investment plan execution for Ecopetrol Business Group may be limited due to adverse changes in market conditions. A global financial crisis could worsen risk perception in emerging markets.

Events that could affect the political and regional environment of Colombia may make it difficult for our subsidiaries to access the capital markets. These conditions, together with potential significant losses in the financial services sector and changes in credit risk assessments, may make it difficult to obtain resources on favorable terms. As a result, the Ecopetrol Business Group may be forced to review the conditions of the investment plan (as necessary), or access financial markets under unfavorable terms, thereby negatively affecting the Ecopetrol Business Group’s results of operations and financial results.

Liquidity risk is managed in accordance with the Ecopetrol Business Group’s policies aimed at ensuring that enough cash flows to comply with the Ecopetrol Business Group’s financial commitments within the established dates and with no additional costs. The main method for the measurement and monitoring of liquidity is cash flow forecasting.

The following is a summary of the maturity of financial liabilities as of December 31, 2021. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,981.16 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	5,808,268	46,594,900	24,851,089	31,568,975	108,823,232
Trade and other payables	13,568,231	78,091	—	—	13,646,322
	19,376,499	46,672,991	24,851,089	31,568,975	122,469,554

30.10       Capital management

The main objective of the capital management of the Ecopetrol Business Group is to ensure a financial structure that optimizes the cost of capital, maximizes the rate of return to its shareholders and allows access to financial markets at a competitive cost to cover financial needs that support an investment grade credit rating profile.

The following is the leverage ratio as of December 31, 2021, and 2020:

	2021	2020
Loans and borrowings (Note 20)	95,060,928	46,731,754
Cash and cash equivalents (Note 6)	(14,549,906)	(5,082,308)
Other financial assets (Note 9)	(2,934,734)	(3,071,659)
Net financial debt	77,576,288	38,577,787
Equity	90,583,772	53,499,363
Leverage	46.13%	41.90%

The movement of the net financial debt is detailed in Note 20.7.